Financial instruments and financial risk management (Details 1) - CAD ($)	Dec. 31, 2021	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 139,541,100	$ 27,988,471
Accounts payable	(1,156,485)	(2,408,302)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash	118,609,705	736,623
Accounts payable	$ (880,639)	$ (1,520,823)